LEASE - Additional information (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
LEASE
Operating lease costs	¥ 15,494,118	$ 2,182,301	¥ 15,945,782
Short-term lease costs	2,242,409	$ 315,837	3,686,856
Operating lease costs capitalized	¥ 0		¥ 0
Weighted average remaining lease term	5 years 6 months	5 years 6 months	6 years 3 months 18 days
Weighted average discount rate	6.05%	6.05%	6.15%